Segment Information (Schedule of Revenues by Geographic Region) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenues	$ 42,119	$ 39,091	$ 33,015	$ 32,576	$ 34,439	$ 32,957	$ 32,575	$ 32,476	$ 146,801	$ 132,447	$ 128,752
Net Property, Plant & Equipment	124,450				112,898				124,450	112,898
United States [Member]
Segment Reporting Information [Line Items]
Revenues									140,234	129,772	126,212
Net Property, Plant & Equipment	118,515				112,092				118,515	112,092	110,090
Brazil [Member]
Segment Reporting Information [Line Items]
Revenues									1,224	142	136
Net Property, Plant & Equipment	1,384				33				1,384	33	41
Other [Member]
Segment Reporting Information [Line Items]
Revenues									1,157	99	92
Net Property, Plant & Equipment	1,530				67				1,530	67	72
Mexico [Member]
Segment Reporting Information [Line Items]
Revenues									2,046	94	90
Net Property, Plant & Equipment	2,369				20				2,369	20	24
Other [Member]
Segment Reporting Information [Line Items]
Revenues									2,140	2,340	2,222
Net Property, Plant & Equipment	$ 652				$ 686				$ 652	$ 686	$ 741